Borrowings - Credit Facility Agreements (Details) $ in Thousands, € in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 08, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount		$ 1,465,437	$ 1,439,603	$ 30,500	$ 1,344,817
Estimated amount of penalty | €	€ 20
Current borrowings		$ 178,016	421,266
BNDES
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount			$ 192,100
Inframerica Concessionaria do Aeroporto de Brasilia
Disclosure of detailed information about borrowings [line items]
Percentage of amount due and payable of the fixed concession fee		50.00%